As filed with the Securities and Exchange Commission on October 2, 2009
                                            1933 Act Registration No. 333-35784
                                            1940 Act Registration No. 811-05721
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 29 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 210 /X/

                  Lincoln National Variable Annuity Account H
                           (Exact Name of Registrant)

                          American Legacy III C Share

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Ronald R. Bessette, Esquire
                  The Lincoln National Life Insurance Company
                               One Granite Place
                               Concord, NH 03301

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on October 4, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                         Multi-Fund(R), Multi-Fund(R) 5

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E
                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          American Legacy Product Suite

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                      ChoicePlus Suite, ChoicePlus II Suite
              ChoicePlus Assurance Product Suite, ChoicePlus Design

            Supplement to the May 1, 2009 Prospectus, as supplemented

This Supplement dated October 5, 2009, outlines changes to the prospectus for your individual variable annuity contract. It is for informational purposes and requires no action on your part.

As of October 5, 2009, the 200% Step-up feature in the Lincoln Lifetime IncomeSM Advantage rider and the Lincoln Lifetime IncomeSM Advantage Plus rider will no longer be available in riders purchased on or after that date.

Lincoln Lifetime IncomeSM Advantage provides minimum, guaranteed, periodic withdrawals for your life or for the lives of you and your spouse. The amount of the withdrawals is based on the Guaranteed Amount, which is equal to the initial purchase payment. The Guaranteed Amount is increased by additional purchase payments, automatic step-ups and enhancements, and is decreased for withdrawals. Lincoln Lifetime IncomeSM Advantage Plus provides an increase in the contract value of an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

The 200% Step-up feature provides (subject to conditions) that on the Benefit Year anniversary after the contractowner (Single Life) or younger of the contractowner or spouse (Joint Life) reach age 65 (if rider was purchased on or after January 20, 2009, age 70 if rider is purchased prior to January 20, 2009), or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals. The 200% Step-up will only occur if it would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. A complete description of the provisions of this rider, including the 200% Step-up and charges associated with the rider, is provided in your prospectus. See The Contracts - Living Benefit Riders, Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus and Charges and Other Deductions - Rider Charges. As of October 5, 2009 the 200% Step-up feature will no longer be available in Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders purchased on or after that date.

Excess Withdrawals may significantly reduce your Maximum Annual Withdrawal amount and may result in termination of the rider if the Maximum Annual Withdrawal amount is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement and the Lincoln Lifetime IncomeSM Advantage Plus. See The Contracts - Living Benefit Riders, Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus for more details.

All other features of the Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus will continue to be available on or after October 5, 2009. These features include:

o A Guaranteed Amount from which Minimum Annual Withdrawals of 5% per year may be made;
o The Maximum Annual Withdrawal Amount Annuity Payout Option which is a fixed annuity option;
o The greater of 5% annual Enhancements or Automatic Annual Step-ups of the Guaranteed Amount (subject to conditions);
o Nursing Home Enhancement to the Maximum Annual Withdrawal Amount.

Existing contractowners who own either the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage Plus rider will not be impacted by this change. Existing contractowners who do not currently own either the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage Plus rider may take advantage of the limited availability of the 200% Step-up feature by purchasing either rider before October 5, 2009.

There will be no change to the charge for the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage Plus (guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount plus an additional guaranteed maximum annual percentage charge of 0.15% of the Guaranteed Amount for the Lincoln Lifetime IncomeSM Advantage Plus option for a total guaranteed maximum annual percentage charge of 1.65% of the Guaranteed Amount).

If you purchase Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the following provisions within the prospectus relating to the Lincoln Lifetime IncomeSM Advantage and the Lincoln Lifetime IncomeSM Advantage Plus should be disregarded:

        On the Expense Table - the reference to the 200% Step-up in the first footnote of the Optional Rider Charges section.

        Under the Charges and Other Deductions - Rider charges, Lincoln Lifetime IncomeSM Advantage Plus: the references to the increase of the Guaranteed Amount caused by the 200% Step-up in the second and fourth paragraphs of the section.

        Under The Contracts - Living Benefit Riders, Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus: all references to the increase of the Guaranteed Amount and Maximum Annual Withdrawal caused by the 200% Step-up and the entire paragraph titled Step-up to 200% of the Guaranteed Amount.

The limited availability of the 200% Step-up has no impact on the death benefit options or annuity payout options offered under your contract. Before deciding whether to drop Lincoln Lifetime IncomeSM Advantage, you should consider that if you repurchase Lincoln Lifetime IncomeSM Advantage in the future the 200% Step-up feature will no longer be available. Before deciding whether to purchase Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus with or without the 200% Step-up, you should consult with your broker dealer representative.

The Lincoln National Life Insurance Company. With respect to the issuance of the Contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Exchange Act of 1934.


     Please keep this Supplement with your prospectus for future reference.

                                     PART A

The prospectus for the American Legacy III C Share variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-35784) filed on April 15, 2009, and to the definitive 497 filing as filed on May 4, 2009.

Supplement to the prospectus for the American Legacy III C Share variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-35784) filed on June 22, 2009.

                                     PART B

The Statement of Additional Information for the American Legacy III C Share variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-35784) filed on April 15, 2009, and to the definitive 497 filing as filed on May 4, 2009.

Supplement to the Statement of Additional Information for the American Legacy III C Share variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-35784) filed on June 22, 2009.

                  Lincoln National Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-35784) filed on April 15, 2009.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-35784) filed on April 15, 2009.

     Statement of Assets and Liabilities - December 31, 2008
     Statement of Operations - Year ended December 31, 2008
     Statements of Changes in Net Assets - Years ended December 31, 2008 and
     2007
     Notes to Financial Statements - December 31, 2008
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-35784) filed on April 15, 2009.

     Consolidated Balance Sheets - Years ended December 31, 2008 and 2007 Consolidated Statements of Income - Years ended December 31, 2008, 2007, and 2006
     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2008, 2007, and 2006
     Consolidated Statements of Cash Flows - Years ended December 31, 2008, 2007, and 2006
     Notes to Consolidated Financial Statements - December 31, 2008
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2) None

(3) (a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35784) filed on April 21, 2004.

   (b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-35784) filed on July 10, 2000.

   (b) Amendment No. 1 (EEB Rider) to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-35784) filed on April 12, 2001.

   (c) Amendment No. 2 (I4L-Q) to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-35784) filed on April 10, 2002.

   (d) Amendment No. 3 (I4L-NQ) to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-35784) filed on April 10, 2002.

   (e) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35784) filed on October 11, 2002.

   (f) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35784) filed on October 11, 2002.

   (g) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (h) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (i) Variable Annuity Income Rider (I4L NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35784) filed on April 21, 2004.

   (j) Variable Annuity Income Rider (I4L Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35784) filed on April 21, 2004.

   (k) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (l) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (m) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24,
      2003.

   (n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (o) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (p) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (q) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (r) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (s) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (t) Estate Enhancement Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (u) Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (v) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

   (w) Variable Annuity Rider (32793HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-35784) filed on June 9, 2004.

   (x) Variable Annuity Contract (30070-B) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (y) Persistency Credit Rider (32154) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (z) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (aa) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (bb) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (cc) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (dd) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (ee) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ff) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (gg) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (hh) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ii) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (jj) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (kk) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-35784) filed on December 21, 2006.

   (ll) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-35784) filed on April 10, 2007.

   (mm) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-35784) filed on April 10, 2007.

   (nn) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (oo) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (pp) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (qq) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (rr) Section 403(b) Annuity Endorsement (34281-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(5) Application (AL3C 1/08) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-35784) filed on April 11, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on December 18, 2007.

     (b) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

     (c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Mary Jo Ardington, Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-35784) filed on July 10, 2000.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-35784) filed on April 15, 2009.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-68842) filed on October 2, 2009.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   ---------------------------------------------------------------
Dennis R. Glass**             President and Director
Chuck C. Cornelio**           Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**       Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***        Vice President and Chief Compliance Officer
Mark E. Konen****             Senior Vice President and Director
See Yeng Quek*****            Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Charles A. Brawley, III**     Vice President and Secretary
Rise' C.M. Taylor*            Vice President and Treasurer

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2009 there were 365,007 contract owners under Account H.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Patricia A. Insley*        Director
Thomas O'Neill*            Director
Linda E. Woodward***       Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.



                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 2nd day of October, 2009.


      Lincoln National Variable Annuity Account H (Registrant)
      American Legacy III C Share

      By:   /s/ Delson R. Campbell
            ------------------------------------
            Delson R. Campbell
            Assistant Vice President, The Lincoln National Life Insurance
            Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 2, 2009.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------  (Principal Financial Officer)
Frederick J. Crawford
*                                Executive Vice President and Chief Adminstrative Officer
------------------------------
Charles C. Cornelio
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan

*By:/s/ Delson R. Campbell       Pursuant to a Power of Attorney
 ---------------------------
  Delson R. Campbell